Share Capital and Reserves - Schedule of Composition of Share Capital (Parentheticals) (Details) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Share Capital and Reserves [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01